Defined benefit plans (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Defined Benefit Plans

	2021	2020
Retirement benefit plans	3,547	4,318

Other post-employment benefit plans	277	275
Total defined benefit plans	3,824	4,593

Retirement benefit plans in surplus	119	43
Total defined benefit assets	119	43

Retirement benefit plans in deficit	3,666	4,361

Other post-employment benefit plans in deficit	277	275

Total defined benefit liabilities	3,944	4,636

Summary of Movements of Defined Benefit Plans

	2021			2020
Movements during the year in defined benefit plans	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total

At January 1	4,318	275	4,593	4,076	283	4,359

Defined benefit expenses	(8)	16	8	104	18	122

Remeasurements of defined benefit plans	(487)	(14)	(501)	350	10	360

Contributions paid	(164)	-	(164)	(54)	-	(54)

Benefits paid	(110)	(15)	(125)	(103)	(16)	(119)

Net exchange differences	29	16	45	(61)	(19)	(80)

Other	(32)	-	(32)	5	-	5

At December 31	3,547	277	3,824	4,318	275	4,593

Summary of Amounts Recognized in Statement of Financial Positions
The amounts recognized in the statement of financial position are determined as follows:

	2021			2020
	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total

Present value of wholly or partly funded obligations	4,604	-	4,604	4,858	-	4,858

Fair value of plan assets	(4,717)	-	(4,717)	(4,466)	-	(4,466)
	(112)	-	(112)	392	-	392

Present value of wholly unfunded obligations 1)	3,660	277	3,937	3,926	275	4,201

At December 31	3,547	277	3,824	4,318	275	4,593

1
As all pension obligations are insured at subsidiary Aegon Levensverzekering almost all assets held by Aegon Nederland backing retirement benefits of EUR 2,783 million (2020: EUR 2,845 million) do not meet the definition of plan assets and as such were not deducted in calculating this amount. Instead, these assets are recognized as general account assets. Consequently, the return on these assets does not form part of the calculation of defined benefit expenses.

Summary of Fair Value of Plan Assets
The fair value of Aegon’s own transferable financial instruments included in plan assets and the fair value of other assets used by Aegon included in plan assets was nil in both 2021 and 2020.

	2021			2020
Defined benefit expenses	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total

Current year service cost	48	11	59	52	11	63

Net interest on the net defined benefit liability (asset)	32	5	37	52	7	59

Past service cost	(88)	-	(88)	1	-	1

Total defined benefit expenses	(8)	16	8	104	18	122

	2019
	Retirement benefit plans	Other post- employment benefit plans	Total

Current year service cost	148	8	157

Net interest on the net defined benefit liability (asset)	80	9	89

Past service cost	(1)	-	(1)

Total defined benefit expenses	227	17	244

Summary of Breakdown of Plan Assets for Retirement of Benefit Plans

	2021				2020
Breakdown of plan assets for retirement benefit plans	Quoted	Unquoted	Total	in % of total plan assets	Quoted	Unquoted	Total	in % of total plan assets

Equity instruments	-	-	-	0%	154	-	154	3%

Debt instrument	603	387	990	21%	450	717	1,167	26%

Real estate	-	142	142	3%	-	110	110	2%

Derivatives	-	(3)	(3)	(0%)	-	16	16	0%

Investment funds	-	3,069	3,069	65%	2	2,449	2,451	55%

Other	2	516	518	11%	3	563	567	13%
At December 31	605	4,112	4,717	100%	610	3,856	4,466	100%

Commissions and expenses [member]
Statement [LineItems]
Summary of Movements of Defined Benefit Plans
Defined benefit expenses are included in ‘Commissions and expenses’ in the income statement.

Movements during the year of the present value of the defined benefit obligations	2021	2020

At January 1	9,059	8,779

Current year service cost	59	63

Interest expense	131	175

Remeasurements of the defined benefit obligations:

- Actuarial gains and losses arising from changes in demographic assumptions	(59)	(51)

- Actuarial gains and losses arising from changes in financial assumptions	(299)	859

Past service cost	(88)	1

Benefits paid	(455)	(362)

Amounts paid in respect of settlements	(140)	-

Net exchange differences	364	(409)

Other	(32)	5
At December 31	8,541	9,059

Movements during the year in plan assets for retirement benefit plans	2021	2020

At January 1	4,466	4,420

Interest income (based on discount rate)	94	116

Remeasurements of the net defined liability (asset)	144	448

Contributions by employer	164	54

Benefits paid	(330)	(243)

Amounts paid in respect of settlements	(140)	-

Net exchange differences	319	(329)
At December 31	4,717	4,466

Aegon United Kingdom [member]
Statement [LineItems]
Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations
The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2021	2020

Demographic actuarial assumptions

Mortality	UK mortality table 1)	UK mortality table 2)

Financial actuarial assumptions

Discount rate	1.79%	1.45%

Price inflation	3.34%	2.95%

1	Club Vita tables based on analysis of Scheme membership CMI 2019 1.5%/1.25% p.a. (males/females)
2	Club Vita tables based on analysis of Scheme membership CMI 2019 1.5%/1.25% p.a. (males/females)

The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation

	2021	2020
Demographic actuarial assumptions

10% increase in mortality rates	(55)	(55)

10% decrease in mortality rates	62	63

Financial actuarial assumptions

100 basis points increase in discount rate	(322)	(330)

100 basis points decrease in discount rate	433	448

100 basis points increase in price inflation	202	172

100 basis points decrease in price inflation	(237)	(316)

Target allocation of plan assets for retirement benefit plans for the next annual period is:

Equity instruments	16.7%

Debt instruments	83.3%

Aegon United States of America [member]
Statement [LineItems]
Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations
The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2021	2020

Demographic actuarial assumptions

Mortality	US mortality table 1)	US mortality table 1)

Financial actuarial assumptions

Discount rate 2)	2.80%/2.61%	2.47%/2.18%

Salary increase rate	4.00%	4.00%

Health care trend rate	6.10%	6.30%

1
2021 assumption
-PRI-2012
Employee, Healthy Annuitant and Contingent Survivor Tables (90% white collar/10% blue collar) projected with Scale
MP-2021.
Comparative figures are as included in the Annual Report 2020.

The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation

	2021	2020
Demographic actuarial assumptions

10% increase in mortality rates	(69)	(86)

10% decrease in mortality rates	77	95

Financial actuarial assumptions

100 basis points increase in discount rate	(357)	(422)

100 basis points decrease in discount rate	436	521

100 basis points increase in salary increase rate	-	29

100 basis points decrease in salary increase rate	-	(25)

100 basis points increase in health care trend rate	13	13

100 basis points decrease in health care trend rate	(12)	(12)

Target Allocation of Plan Assets for Retirement Benefit Plans for the Next Annual Period

Target allocation of plan assets for retirement benefit plans for the next annual period is:

Equity instruments	5%-24%

Debt instruments	57%-88%

Other	4%-22%

Aegon Nederland N.V. [member]
Statement [LineItems]
Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations
The principal actuarial assumptions that apply for the year-ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2021	2020

Demographic actuarial assumptions

Mortality	NL mortality table 1)	NL mortality table 1)

Financial actuarial assumptions

Discount rate	1.01%	0.51%

Salary increase rate 2)	Curve 2021	Curve 2020

Indexation 3)	53.05% of Curve 2021	55.6% of Curve 2020
1	Based on prospective mortality table of the Dutch Actuarial Society with minor methodology adjustments.
2	Based on Dutch Consumer Price Index.
3	Based on Dutch Consumer Price Index.
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions of the retirement benefit plan would have the following effects per year-end:

	Estimated approximate effects on the defined benefit obligation

	2021	2020
Demographic actuarial assumptions

10% increase in mortality rates	(100)	(110)

10% decrease in mortality rates	112	124

Financial actuarial assumptions

100 basis points increase in discount rate	(622)	(703)

100 basis points decrease in discount rate	849	977

100 basis points increase in salary increase rate	-	-

25 basis points increase in indexation	187	213

25 basis points decrease in indexation	(170)	(192)

1	Aegon Nederland deducts employee contributions from the total pension expenses.